RELATED PARTY TRANSACTIONS - Due from related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party receivables	$ 14,629	$ 13,255
SFL
Related Party Transaction [Line Items]
Related party receivables	3,549	4,835
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party receivables	4,722	3,578
Archer Limited
Related Party Transaction [Line Items]
Related party receivables	43	88
Alta Trading UK Limited
Related Party Transaction [Line Items]
Related party receivables	0	1,263
Golden Ocean
Related Party Transaction [Line Items]
Related party receivables	4,240	2,336
Seadrill Limited
Related Party Transaction [Line Items]
Related party receivables	501	25
Flex LNG Ltd
Related Party Transaction [Line Items]
Related party receivables	356	366
Avance Gas
Related Party Transaction [Line Items]
Related party receivables	842	540
TFG Marine
Related Party Transaction [Line Items]
Related party receivables	183	16
Other related parties
Related Party Transaction [Line Items]
Related party receivables	$ 193	$ 208